Schedule of Investments (Unaudited) June 30, 2022

KFA Large Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — 99.8% ‡
Bermuda — 0.8%
Financials — 0.8%
RenaissanceRe Holdings	1,748	$273,335
TOTAL BERMUDA		273,335

United States — 99.0%
Communication Services — 4.8%
Activision Blizzard	3,530	274,846
Comcast, Cl A	6,519	255,805
Interpublic Group of Companies	9,022	248,376
Nexstar Media Group, Cl A	1,574	256,373
Omnicom Group	3,876	246,552
Verizon Communications	5,457	276,943
		1,558,895
Consumer Discretionary — 5.6%
Churchill Downs	1,314	251,670
Genuine Parts	1,961	260,813
Lithia Motors, Cl A	901	247,604
McDonald’s	1,138	280,950
Polaris	2,628	260,908
Service International	3,891	268,946
Tractor Supply	1,372	265,962
		1,836,853
Consumer Staples — 9.7%
Altria Group	5,397	225,433
Archer-Daniels-Midland	3,119	242,034
Coca-Cola	4,383	275,735
Costco Wholesale	583	279,420
Flowers Foods	10,562	277,992
Hershey	1,268	272,823
Hormel Foods	5,841	276,630
Kellogg	3,855	275,016
Kroger	5,279	249,855
PepsiCo	1,675	279,155
Philip Morris International	2,626	259,291
Procter & Gamble	1,890	271,763
		3,185,147
Financials — 19.5%
Aflac	4,708	260,494
Allstate	2,099	266,006
American Express	1,719	238,288
American Financial Group	1,932	268,181
Ameriprise Financial	1,041	247,425
Aon, Cl A	1,048	282,625
Arthur J Gallagher	1,734	282,711
Assurant	1,546	267,226

Schedule of Investments (Unaudited) June 30, 2022

KFA Large Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Assured Guaranty	4,526	$252,505
Axis Capital Holdings	4,704	268,551
Brown & Brown	4,774	278,515
Chubb	1,305	256,537
Cincinnati Financial	2,221	264,255
Commerce Bancshares	4,057	266,342
Cullen/Frost Bankers	2,259	263,060
FactSet Research Systems	753	289,581
Globe Life	2,868	279,544
Hanover Insurance Group	1,863	272,464
Marsh & McLennan	1,771	274,948
Morningstar	1,165	281,732
Prosperity Bancshares	3,856	263,249
Raymond James Financial	2,897	259,021
Travelers	1,551	262,321
W R Berkley	3,862	263,620
		6,409,201
Health Care — 9.2%
AbbVie	1,866	285,797
AmerisourceBergen, Cl A	1,846	261,172
Amgen	1,125	273,712
Becton Dickinson	1,059	261,075
Bristol-Myers Squibb	3,586	276,122
Elevance Health	567	273,623
Johnson & Johnson	1,560	276,916
Merck	3,098	282,445
Pfizer	5,347	280,343
STERIS	1,214	250,266
UnitedHealth Group	570	292,769
		3,014,240
Industrials — 17.2%
AGCO	2,209	218,028
Air Lease, Cl A	7,468	249,655
Booz Allen Hamilton Holding, Cl A	3,106	280,658
Carlisle	1,025	244,575
CH Robinson Worldwide	2,593	262,852
CSX	8,723	253,490
Emerson Electric	2,969	236,154
General Dynamics	1,178	260,633
HEICO	1,874	245,719
Hubbell, Cl B	1,327	236,976
Huntington Ingalls Industries	1,261	274,671
JB Hunt Transport Services	1,604	252,582
L3Harris Technologies	1,112	268,770
Lincoln Electric Holdings	1,974	243,513
Lockheed Martin	622	267,435
MDU Resources Group	9,758	263,369
Northrop Grumman	579	277,092
PACCAR	3,096	254,925
Republic Services, Cl A	2,107	275,743

Schedule of Investments (Unaudited) June 30, 2022

KFA Large Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Snap-on	1,260	$248,258
Union Pacific	1,251	266,813
WW Grainger	543	246,756
		5,628,667
Information Technology — 10.2%
Amdocs	3,230	269,091
Amphenol, Cl A	3,922	252,498
Analog Devices	1,689	246,746
Apple	1,957	267,561
Automatic Data Processing	1,250	262,550
International Business Machines	1,958	276,450
Jack Henry & Associates	1,478	266,069
KLA	772	246,330
Mastercard, Cl A	785	247,652
Paychex	2,180	248,237
Roper Technologies	679	267,967
Visa, Cl A	1,313	258,517
Western Union	15,249	251,151
		3,360,819
Materials — 6.4%
Albemarle	1,104	230,714
Celanese, Cl A	1,777	208,993
Nucor	2,165	226,048
Reliance Steel & Aluminum	1,396	237,125
Royal Gold	2,341	249,972
RPM International	3,231	254,344
Silgan Holdings	6,042	249,837
Steel Dynamics	3,529	233,443
Westlake	2,106	206,430
		2,096,906
Real Estate — 7.5%
American Tower †	1,072	273,993
Camden Property Trust †	2,045	275,012
Equity LifeStyle Properties †	3,818	269,054
Extra Space Storage †	1,594	271,171
Healthcare Trust of America, Cl A †	9,307	259,758
Mid-America Apartment Communities †	1,615	282,092
National Retail Properties †	6,338	272,534
Realty Income †	4,086	278,910
WP Carey †	3,245	268,881
		2,451,405
Utilities — 8.9%
Alliant Energy	4,550	266,675
American Electric Power	2,737	262,588
Atmos Energy	2,381	266,910
CMS Energy	3,960	267,300
Consolidated Edison	2,828	268,943
Duke Energy	2,509	268,990
National Fuel Gas	3,665	242,073

Schedule of Investments (Unaudited) June 30, 2022

KFA Large Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Sempra Energy	1,726	$259,366
Southern	3,742	266,842
WEC Energy Group	2,699	271,627
Xcel Energy	3,776	267,190
		2,908,504
TOTAL UNITED STATES		32,450,637

TOTAL COMMON STOCK
(Cost $32,841,674)		32,723,972

TOTAL INVESTMENTS — 99.8%
(Cost $32,841,674)		32,723,972
OTHER ASSETS LESS LIABILITIES – 0.2%		65,833
NET ASSETS - 100%		$32,789,805

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
†	Real Estate Investment Trust

Cl — Class

As of June 30, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-017-0700

Schedule of Investments (Unaudited) June 30, 2022

KFA Small Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — 99.9% ‡
United States — 99.9%
Communication Services — 3.9%
John Wiley & Sons, Cl A	8,300	$396,408
Telephone and Data Systems	27,642	436,467
		832,875
Consumer Staples — 9.6%
Andersons	11,528	380,309
Nu Skin Enterprises, Cl A	9,454	409,358
SpartanNash	13,128	396,072
Tootsie Roll Industries	13,131	464,189
Universal	7,143	432,152
		2,082,080
Financials — 29.6%
Atlantic Union Bankshares	12,993	440,723
City Holding	5,439	434,467
Cohen & Steers	5,983	380,459
Federal Agricultural Mortgage, Cl C	4,515	440,890
First Financial	9,905	440,773
First Merchants	11,331	403,610
Fulton Financial	28,823	416,492
Horace Mann Educators	11,643	446,858
Independent Bank	5,408	429,557
International Bancshares	11,018	441,601
Southside Bancshares	11,404	426,738
SouthState	5,518	425,714
Tompkins Financial	6,056	436,638
United Bankshares	12,203	427,959
WesBanco	13,435	426,024
		6,418,503
Health Care — 4.0%
Atrion	708	445,233
Ensign Group	5,622	413,048
		858,281
Industrials — 18.9%
ABM Industries	9,939	431,551
Apogee Enterprises	9,945	390,043
Applied Industrial Technologies	4,133	397,471
GATX	4,268	401,875
Griffon	13,794	386,646
Hillenbrand	9,912	405,995
HNI	11,310	392,344
Insperity	4,425	441,748
Kadant	2,391	435,999
McGrath RentCorp	5,324	404,624
		4,088,296

Schedule of Investments (Unaudited) June 30, 2022

KFA Small Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 1.9%
Power Integrations	5,491	$411,880

Materials — 10.6%
Avient	8,957	358,997
HB Fuller	6,176	371,857
Kaiser Aluminum	4,438	351,001
Materion	5,192	382,806
Sensient Technologies	5,217	420,281
Stepan	4,008	406,211
		2,291,153
Real Estate — 5.9%
Agree Realty †	6,129	442,085
Kennedy-Wilson Holdings	21,241	402,304
Universal Health Realty Income Trust †	8,057	428,713
		1,273,102
Utilities — 15.5%
Avista	9,971	433,838
Black Hills	5,739	417,627
Chesapeake Utilities	3,320	430,106
New Jersey Resources	9,202	409,765
Northwest Natural Holding	7,913	420,180
South Jersey Industries	12,715	434,090
Southwest Gas Holdings	4,682	407,709
Spire	5,534	411,564
		3,364,879
TOTAL UNITED STATES		21,621,049

TOTAL COMMON STOCK
(Cost $22,377,880)		21,621,049

TOTAL INVESTMENTS — 99.9%
(Cost $22,377,880)		21,621,049
OTHER ASSETS LESS LIABILITIES – 0.1%		30,497
NET ASSETS - 100%		$21,651,546

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
†	Real Estate Investment Trust

Cl — Class

As of June 30, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-016-0700

Schedule of Investments (Unaudited) June 30, 2022

KFA Value Line® Dynamic Core Equity Index ETF

	Shares	Value
COMMON STOCK — 99.8% ‡
United States — 99.8%
Communication Services — 7.3%
Alphabet, Cl C *	162	$354,367
AT&T	25,371	531,776
Comcast, Cl A	13,308	522,206
Verizon Communications	10,943	555,357
		1,963,706
Consumer Discretionary — 4.6%
Amazon.com *	2,896	307,584
Home Depot	1,621	444,592
Starbucks	6,338	484,160
		1,236,336
Consumer Staples — 9.4%
Clorox	3,211	452,687
Coca-Cola	9,662	607,836
Kellogg	6,110	435,888
Kimberly-Clark	3,434	464,105
PepsiCo	3,497	582,810
		2,543,326
Financials — 9.1%
Bank of New York Mellon	10,220	426,276
BlackRock, Cl A	789	480,533
Houlihan Lokey, Cl A	682	53,830
JPMorgan Chase	5,528	622,508
T Rowe Price Group	3,767	427,969
US Bancorp	9,574	440,595
		2,451,711
Health Care — 7.7%
Amgen	2,085	507,281
Bristol-Myers Squibb	6,891	530,607
Gilead Sciences	7,629	471,548
Merck	6,261	570,815
		2,080,251
Industrials — 10.0%
3M	3,382	437,665
Cummins	2,097	405,833
Fastenal	4,105	204,922
Illinois Tool Works	1,318	240,205
Lockheed Martin	1,138	489,294
United Parcel Service, Cl B	2,978	543,604
Watsco	1,618	386,411
		2,707,934
Information Technology — 18.5%
Apple	8,232	1,125,479
Cisco Systems	13,042	556,111
Corning	12,976	408,874
Intel	13,150	491,942
International Business Machines	3,595	507,578

Schedule of Investments (Unaudited) June 30, 2022

KFA Value Line® Dynamic Core Equity Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Juniper Networks	14,567	$415,160
Microsoft	3,034	779,222
Paychex	1,852	210,887
Texas Instruments	3,170	487,070
		4,982,323
Materials — 4.5%
Air Products and Chemicals	1,806	434,307
Packaging Corp of America	2,782	382,525
Sonoco Products	7,186	409,889
		1,226,721
Real Estate — 8.2%
Alexandria Real Estate Equities †	2,758	399,993
Camden Property Trust †	3,080	414,198
Crown Castle International †	2,682	451,595
Mid-America Apartment Communities †	2,531	442,090
Public Storage †	1,471	459,938
Realty Income †	663	45,256
		2,213,070
Utilities — 20.5%
ALLETE	6,763	397,529
Atmos Energy	1,908	213,887
Avista	9,647	419,741
Consolidated Edison	4,569	434,512
Entergy	3,696	416,317
New Jersey Resources	8,930	397,653
NorthWestern	6,880	405,438
OGE Energy	10,483	404,225
ONE Gas	4,839	392,878
Pinnacle West Capital	5,654	413,420
Portland General Electric	8,341	403,121
Southern	6,379	454,887
Spire	5,367	399,144
UGI	9,715	375,096
		5,527,848
TOTAL UNITED STATES		26,933,226

TOTAL COMMON STOCK
(Cost $27,926,634)		26,933,226

TOTAL INVESTMENTS — 99.8%
(Cost $27,926,634)		26,933,226
OTHER ASSETS LESS LIABILITIES – 0.2%		56,368
NET ASSETS - 100%		$26,989,594

Schedule of Investments (Unaudited) June 30, 2022

KFA Value Line® Dynamic Core Equity Index ETF

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust

Cl — Class

As of June 30, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-026-0300

Consolidated Schedule of Investments (Unaudited) June 30, 2022

KFA Mount Lucas Index Strategy ETF

	Shares	Value
EXCHANGE - TRADED FUND — 56.4%
Schwab Short-Term U.S. Treasury ETF ‡	1,500,000	$73,785,000
TOTAL EXCHANGE - TRADED FUND
(Cost $74,987,559)		73,785,000

TOTAL INVESTMENTS — 56.4%
(Cost $74,987,559)		73,785,000
OTHER ASSETS LESS LIABILITIES – 43.6%		57,055,905
NET ASSETS - 100%		$130,840,905

A list of the open futures contracts held by the Fund at June 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Corn^	274	Dec-2022	$9,240,515	$8,490,575	$(749,940)
Gasoline^	60	Sep-2022	9,178,561	8,572,788	(605,773)
Natural Gas^	112	Sep-2022	9,442,992	6,039,040	(3,403,952)
NY Harbor ULSD^	57	Sep-2022	9,378,053	9,013,171	(364,882)
Soybean^	121	Nov-2022	8,620,697	8,820,900	200,203
Wheat^	162	Dec-2022	7,726,128	7,294,050	(432,078)
WTI Crude Oil^	83	Aug-2022	9,024,902	8,557,300	(467,602)
			62,611,848	56,787,824	(5,824,024)
Short Contracts
AUDUSD Currency	(300)	Sep-2022	(21,501,069)	(20,733,000)	768,069
British Pound	(273)	Sep-2022	(21,327,822)	(20,814,543)	513,279
CAD Currency	(143)	Sep-2022	(11,242,968)	(11,111,100)	131,868
Canadian 10-Year Bond	(337)	Sep-2022	(33,428,658)	(32,461,646)	498,337
Copper^	(44)	Oct-2022	(4,117,616)	(4,081,000)	36,616
Euro FX	(160)	Sep-2022	(21,495,662)	(21,076,000)	419,662
Euro-Bund	(208)	Sep-2022	(33,109,264)	(32,430,248)	53,631
Gold^	(2)	Sep-2022	(363,439)	(361,460)	1,979
Japanese 10-Year Bond	(29)	Sep-2022	(32,119,289)	(31,763,635)	47,978
Japanese Yen	(221)	Sep-2022	(20,690,715)	(20,485,319)	205,396
Live Cattle^	(41)	Sep-2022	(2,213,319)	(2,174,230)	39,089
Long Gilt 10-Year Bond	(231)	Oct-2022	(33,593,578)	(32,050,761)	583,424
Sugar No. 11^	(20)	Oct-2022	(414,019)	(414,400)	(381)
Swiss Franc	(164)	Sep-2022	(21,062,736)	(21,614,175)	(551,439)
U.S. 10-Year Treasury Note	(283)	Sep-2022	(33,620,730)	(33,544,344)	76,386
			(290,300,884)	(285,115,861)	2,823,894
			$(227,689,036)	$(228,328,037)	$(3,000,130)

^	Security is held by the KFA MLM Index Subsidiary, Ltd. as of June 30, 2022.
‡	For financial information on the Schwab Short-Term U.S. Treasury ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

AUD — Australian Dollar
CAD — Canadian Dollar
ETF — Exchange-Traded Fund
ULSD — Ultra-Low Sulfur Diesel
USD — U.S. Dollar

Consolidated Schedule of Investments (Unaudited) June 30, 2022

KFA Mount Lucas Index Strategy ETF

The following summarizes the market value of the Fund’s investments and other financial instruments used as of June 30, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange - Traded Fund	$73,785,000	$—	$—	$73,785,000
Total Investments in Securities	$73,785,000	$—	$—	$73,785,000

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$3,575,917	$—	$—	$3,575,917
Unrealized Depreciation	(6,576,047)	—	—	(6,576,047)
Total Other Financial Instruments	$(3,000,130)	$—	$—	$(3,000,130)

*	Futures Contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-025-0300